Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
8.	Goodwill and Intangible Assets
A summary of changes in goodwill for the year ended December 31, 2021 is as follows (in thousands):
Goodwill
Balance at December 31, 2020	3,961
Acquisition of Sprout	26,686
Acquisition of TLH	14,648
Balance at December 31, 2021	$ 45,295
Intangible assets consisted of the following for the periods presented below (in thousands):
	December 31, 2021
	Weighted Average Amortization Period (Years)	Gross Intangible Assets	Accumulated Amortization	Net Intangible Assets
Trade and domain names	14.3	$ 7,532	$ (4,081)	$ 3,451
Software technology	7.7	6,691	(3,222)	3,469
Customer relationships	3.4	1,580	(201)	1,379
Total intangible assets	10.4	$ 15,803	$ (7,504)	$ 8,299
	December 31, 2020
	Weighted Average Amortization Period (Years)	Gross Intangible Assets	Accumulated Amortization	Net Intangible Assets
Trade and domain names	15	$ 7,255	$ (3,556)	$ 3,699
Software technology	9.4	3,469	(2,663)	806
Total intangible assets	13.2	$ 10,724	$ (6,219)	$ 4,505
Amortization expense for intangible assets was $1.3 million, $0.9 million and $3.4 million for the years ended December 31, 2021, 2020 and 2019, respectively.
The estimated future amortization expense of intangible assets as of December 31, 2021 is as follows (in thousands):
Amortization
Years ended December 31,
2022	$ 2,094
2023	1,696
2024	1,517
2025	1,186
2026	939
Thereafter	867
$ 8,299